Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	$ 1,825,130	$ 1,408,407
Other non-current financial liabilities	3,837,706	4,781,833
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	1,815,160	1,397,187
Other non-current financial liabilities	3,837,697	4,780,797
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	6,730	9,500
Other non-current financial liabilities	9	1,036
Non-hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	$ 3,240	$ 1,720